Leasing - Future lease payments receivable (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leasing
Gross investment	kr 212	kr 150	kr 307
Present value of minimum lease payments	194	139	274
Unearned finance income	17	14	33
Within 1 year
Leasing
Gross investment	102	63	117
Present value of minimum lease payments	99	61	113
Between 1 and 5 years
Leasing
Gross investment	91	87	182
Present value of minimum lease payments	81	kr 78	156
More than 5 years
Leasing
Gross investment	19		8
Present value of minimum lease payments	kr 14		kr 5